Commitments and contingencies - Additional Information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)
Commitments and contingencies
Legal proceedings, aggregate amount | $		$ 248
Legal proceedings, recorded amount	¥ 24
Supplemental agreement to license for sports | Fellow subsidiary of tencent
Commitments and contingencies
Purchase obligations	¥ 155		¥ 230	¥ 450	¥ 2,013